Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	May 03, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339		$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,345,826	1,311,296	1,234,403	1,195,942	1,087,028	969,939	1,002,560	924,984	863,017	805,188	842,816	1,011,798	1,068,182	977,494	978,489	904,001	850,050	741,226	678,731	556,211	703,172	644,537	637,130	612,065	536,695	626,264	584,617	562,733	566,383	532,629	509,345	$ 500,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	29,803	27,559	25,867	26,726	24,408	21,308	22,483	21,163	19,392	18,140	18,259	23,134	26,463	25,730	25,927	23,342	23,475	19,724	18,033	13,844	17,314	16,005	16,114	15,288	12,780	15,214	14,143	13,710	13,418	12,563	11,932		$ 11,450	$ 10,711	$ 10,663	$ 10,195	$ 10,038	$ 9,980	$ 9,585	$ 10,418	$ 10,538	$ 10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	$ 1,283,237	$ 1,186,627	$ 1,113,771	$ 1,150,749	$ 1,050,945	$ 917,487	$ 968,057	$ 911,248	$ 834,966	$ 781,062	$ 786,196	$ 996,089	$ 1,139,434	$ 1,107,864	$ 1,116,348	$ 1,005,066	$ 1,010,779	$ 849,258	$ 776,474	$ 596,091	$ 745,487	$ 689,157	$ 693,830	$ 658,272	$ 550,298	$ 655,070	$ 608,945	$ 590,307	$ 577,744	$ 540,928	$ 513,784	$ 500,000